Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Current Assets:
Cash and cash equivalents (Note 4)	$ 36,514,761	$ 8,529,162
Term deposits (Note 5)	11,178,786	29,361,215
Marketable equity securities (Note 6)	2,394,662	1,175,892
Prepaid expense and other	580,009	289,488
Total current assets	50,668,218	39,355,757
Property, plant and equipment, net (Note 7)	376,671	384,390
Total assets	51,044,889	39,740,147
Current Liabilities:
Accounts payable and accrued expenses	3,010,372	713,485
Income tax payable (Note 10)	10,101,784	9,707,779
Severance accrual (Note 9)		743,511
Total current liabilities	13,112,156	11,164,775
Total liabilities	13,112,156	11,164,775
SHAREHOLDERS' EQUITY
Contributed surplus	20,625,372	20,625,372
Stock options (Note 9)	24,026,399	23,661,590
Accumulated deficit	(323,946,104)	(318,392,763)
Total shareholders' equity	37,932,733	28,575,372
Total liabilities and shareholders' equity	$ 51,044,889	$ 39,740,147